Supplement to the
Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2015
Prospectus

Effective June 14, 2016, Spartan® Emerging Markets Index Fund will be renamed Fidelity® Emerging Markets Index Fund.

Effective June 14, 2016, Spartan® Global ex U.S. Index Fund will be renamed Fidelity® Global ex U.S. Index Fund.

Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.09%	0.09%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.05%(a)
Total annual operating expenses	0.30%	0.14%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$31	$14
3 years	$97	$45
5 years	$169	$79
10 years	$381	$179

Effective July 1, 2016, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.12%	0.05%
Total annual operating expenses	0.18%	0.11%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$18	$11
3 years	$58	$35
5 years	$101	$62
10 years	$230	$141

The following information replaces similar information for Spartan® Emerging Markets Index Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Normally investing at least 80% of assets in securities included in the FTSE® Emerging Index (effective May 4, 2016, the MSCI Emerging Markets Index) and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the FTSE® Emerging Index (effective May 4, 2016, the MSCI Emerging Markets Index).

Effective May 4, 2016, the following information replaces similar information for Spartan® Emerging Markets Index Fund found in the "Fund Basics" section under the heading "Principal Investment Strategies".

Geode normally invests at least 80% of the fund's assets in securities included in the MSCI Emerging Markets Index and in depository receipts representing securities included in the index. The MSCI Emerging Markets Index is a market capitalization-weighted index designed to measure the investable equity market performance for global investors of emerging markets.

The fund may not always hold all of the same securities as the MSCI Emerging Markets Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the MSCI Emerging Markets Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, earnings growth, country weightings, and the effect of foreign taxes.

Effective May 4, 2016, the following information replaces similar information found in the "Fund Basics" section under the heading "Shareholder Notice".

Spartan® Emerging Markets Index Fund normally invests at least 80% of its assets in securities included in the MSCI Emerging Markets Index and in depository receipts representing securities included in the index.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Eligibility".

Premium Class shares are not available to intermediaries that would meet the eligibility requirements by aggregating the holdings of underlying accounts. An intermediary that holds Premium Class shares within an omnibus account must agree that it will be able to offer Premium Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

Effective June 14, 2016, the following information replaces similar information found in the "Shareholder Information" section under the heading "Minimum Waivers".

For Investor Class:

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, certain Fidelity® retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts or from a Fidelity® systematic withdrawal service.

For Premium Class:

For individual accounts maintained by the Adviser or its affiliates, and for omnibus accounts for which Fidelity provides recordkeeping services, the Adviser or an affiliate will monitor fund balances at the individual account level.

There is no initial purchase minimum or minimum balance for employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans), managed account programs that charge an asset-based fee, mutual funds, qualified tuition programs for which Fidelity serves as investment manager, or fund positions opened with the proceeds of distributions from a Fidelity® systematic withdrawal service.

Investors eligible to purchase Investor Class and Premium Class shares may also be eligible to purchase Institutional Class or Institutional Premium class shares, shares of the fund that are not offered through this prospectus. Each class has different expenses and features, as described in this prospectus. Investor Class and Premium Class shares have higher expenses than Institutional Class and Institutional Premium Class shares.

In addition, each fund may waive or lower purchase minimums in other circumstances.

Effective June 14, 2016, the following information supplements similar information found in the "Shareholder Information" section under the heading "Converting Shares".

Shares of Investor Class or Premium Class may be converted to Institutional Class or Institutional Premium Class shares, shares of the fund which are not offered through this prospectus, provided the shareholder meets the applicable eligibility requirements for Institutional Class or Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the “Fund Management” section under the heading “Advisory Fee(s).”

On July 1, 2016, the Adviser reduced the management fee rate for Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund from 0.25% to 0.09% and 0.20% to 0.06%, respectively. Fidelity® Emerging Markets Index Fund's and Fidelity® Global ex U.S. Index Fund's annual management fee rate is 0.09% and 0.06%, respectively, of its average net assets.

Effective May 4, 2016, the following information supplements information found in the "Appendix" section under the heading "Additional Index Information".

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets.

EMX-GUX-16-04 1.933379.112	July 1, 2016

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® Emerging Markets Index Fund will be renamed Fidelity® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund will be renamed Fidelity® Global ex U.S. Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contracts" section under the "Management-Related Expenses" heading.

FMR and Fidelity® Emerging Markets Index Fund on behalf of its Investor Class have entered into a 30 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.30%. FMR and Fidelity® Emerging Markets Index Fund on behalf of its Premium Class have entered into a 14 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.14%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Investor Class have entered into a 18 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.18%. FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Premium Class have entered into a 11 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.11%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund found in the "Management Contracts" section under the "Management Fees" heading.

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund from 0.25% to 0.09% and from 0.20% to 0.06%, respectively. For the services of FMR under each management contract, Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund each pays FMR a monthly management fee at the annual rate of 0.09% and 0.06%, respectively, of the fund's average net assets throughout the month.

The following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Management Contracts" section under the "Sub-Adviser - Geode" heading.

Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Emerging Markets Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0825% of the average net assets of the fund.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Global ex U.S. Index fund found in the "Management Contracts" section under the "Sub Adviser - Geode" heading.

FMR reduced the sub-advisory fee rate paid to Geode from 0.07% to 0.06%. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Global ex U.S. Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.06% of the average net assets of the fund.

EMX-GUXB-16-02 1.933396.107	July 1, 2016